SCHEDULE OF FUTURE MINIMUM RENT PAYABLE UNDER NON-CANCELABLE OPERATING AND FINANCING LEASES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 63,915
2027	63,915
2028	63,915
2029 and thereafter	127,830
Total lease payments	319,575
Less: imputed interest	(39,948)
Total operating lease liabilities, net of interest	$ 279,627	$ 59,680